Document and Entity Information	Oct. 02, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0000866374
Document Type	8-K
Document Period End Date	Oct. 02, 2026
Entity Registrant Name	FLEX LTD.
Entity Incorporation State Country Code	U0
Entity File Number	0-23354
Entity Tax Identification Number	98-1773351
Entity Address, Address Line One	12515-8 Research Blvd
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78759
City Area Code	(512)
Local Phone Number	425-7929
Written Communications	false
Soliciting Material	true
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Ordinary Shares, No Par Value
Trading Symbol	FLEX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false